Note 12 Financial Instruments Designated At Fair Value Through Profit Or Loss (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022 [1]	Dec. 31, 2021
Financial assets and liabilities designated at fair value through profit or loss [Line Items]
Debt securities at fair value through profit or loss	€ 955	€ 913	€ 1,092
Customer deposits designated at fair value through profit or loss, designated upon initial recognition or subsequently	717	700	809
Debt certificates at fair value through profit or loss designated upon initial recognition or subsequently	3,977	3,288	3,396
Other Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently	8,605	6,592	5,479
Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently	€ 13,299	€ 10,580	€ 9,683

[1]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).